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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:             12/31

Date of reporting period:         03/31/14

Item 1. Schedule of Investments.

Invesco European Small Company Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us ESC-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.02%

Austria–0.88%

Semperit AG Holding	99,881	$5,372,532

Belgium–2.56%

Ion Beam Applications (a)	302,500	3,746,349

Kinepolis Group N.V.	32,077	6,276,645

Van de Velde N.V.	105,906	5,689,948

		15,712,942

Finland–0.43%

Saga Furs Oyj	67,000	2,610,221

France–21.23%

Akka Technologies S.A.	108,000	3,874,252

Assystem	190,000	5,823,804

Boiron S.A.	74,500	6,055,241

Caisse Regionale de Credit Agricole Mutuel Brie Picardie	94,000	3,690,590

Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	39,988	6,136,744

Constuctions Industrielles de la Mediterranee S.A.	41,925	6,468,659

Credit Agricole Ile de France	55,078	5,777,916

Credit Agricole Nord de France CCI	312,270	7,829,333

Credit Agricole Sud Rhone Alpes	15,300	3,068,641

GEA	34,000	4,290,397

Gerard Perrier Industrie S.A.	81,800	7,933,213

Linedata Services (b)	486,700	17,164,235

Maisons France Confort	112,990	5,712,539

Manutan International	93,000	6,617,233

Metropole Television S.A.	212,460	4,621,494

Neurones	168,000	3,494,696

Parrot S.A. (a)	116,880	3,542,306

Sopra Group S.A.	40,191	4,793,685

Tessi S.A.	63,053	7,593,460

Total Gabon	8,432	4,495,595

Trigano S.A. (a)	184,988	5,071,305

Vicat S.A.	73,600	6,202,109

		130,257,447

Germany–9.70%

Amadeus Fire AG	41,000	3,595,975

CANCOM S.E.	144,170	6,857,741

CENIT AG (b)	463,575	7,216,416

CTS Eventim AG	48,000	3,200,440

Kontron AG	532,033	3,643,388

MorphoSys AG (a)	142,284	13,191,503

Nemetschek AG	66,775	5,519,354

Nexus AG	366,831	6,064,157

SMT Scharf AG	89,110	2,337,925

Softing AG	103,986	2,264,084

Takkt AG	253,690	5,591,734

		59,482,717

	Shares	Value

Greece–0.85%

Autohellas S.A.	207,551	$3,168,019

Karelia Tobacco Co. Inc. S.A.	7,255	2,049,370

		5,217,389

Ireland–8.42%

Abbey PLC	115,067	1,727,828

CPL Resources PLC	582,792	6,029,436

DCC PLC	273,004	14,837,964

Fyffes PLC	4,410,483	8,080,922

IFG Group PLC	1,096,500	2,613,231

Origin Enterprises PLC	672,112	7,036,851

Total Produce PLC	8,216,323	11,318,807

		51,645,039

Israel–1.43%

Hilan Ltd.	517,409	3,984,407

Vizrt Ltd.	1,221,772	4,814,945

		8,799,352

Italy–4.88%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	670,332	15,421,604

EI Towers S.p.A.	78,576	4,643,766

El.En. S.p.A.	120,000	3,980,713

SAES Getters S.p.A. -Savings Shares	193,129	1,936,877

Vianini Lavori S.p.A.	451,570	3,981,330

		29,964,290

Netherlands–0.27%

Sligro Food Group N.V.	39,685	1,626,434

Norway–7.41%

Bonheur ASA	283,997	5,596,093

Borregaard ASA	240,729	1,611,989

Ekornes ASA	340,214	5,397,156

Ganger Rolf ASA	320,785	6,240,640

Kongsberg Gruppen ASA	256,721	5,851,716

Prosafe S.E.	1,118,604	8,962,431

Telio Holding ASA	629,078	4,832,274

TGS Nopec Geophysical Co. ASA	48,636	1,594,290

Wilh. Wilhelmsen Holdings ASA - Class A	165,853	5,400,664

		45,487,253

Spain–3.27%

Baron de Ley, S.A. (a)	55,000	5,542,429

Construcciones y Auxiliar de Ferrocarriles S.A.	11,651	5,977,978

Duro Felguera, S.A.	766,300	5,246,605

Miquel y Costas & Miquel, S.A.	80,045	3,308,100

		20,075,112

Switzerland–7.00%

APG SGA S.A.	13,400	4,556,738

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Switzerland–(continued)

Aryzta AG	203,693	$17,995,954

Carlo Gavazzi Holding AG	14,425	3,736,793

Kardex AG	146,348	7,259,457

Kuoni Reisen Holding AG	15,190	6,821,753

Tecan Group AG	21,601	2,590,165

		42,960,860

Turkey–1.53%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	2,036,490	2,075,018

Yazicilar Holding A.S. -Class A	864,364	7,311,084

		9,386,102

United Kingdom–15.16%

4imprint Group PLC	185,874	2,122,741

Alternative Networks PLC	319,134	2,632,368

Amlin PLC	783,293	6,324,503

Balfour Beatty PLC	945,000	4,720,210

Catlin Group Ltd.	881,081	7,902,888

Chemring Group PLC	863,426	3,748,762

Chime Communications PLC	724,538	4,131,188

City of London Investment Group PLC	900,000	3,826,224

Clarkson PLC	124,788	5,092,980

Diploma PLC	222,327	2,659,511

Fairpoint Group PLC	1,852,500	4,326,702

Halma PLC	470,966	4,522,721

Hargreaves Services PLC	339,000	4,474,506

Hilton Food Group PLC	286,450	2,409,338

Homeserve PLC	314,007	1,652,438

IG Group Holdings PLC	415,451	4,346,316

Informa PLC	524,368	4,636,466

Lancashire Holdings Ltd.	369,300	4,211,367

Micro Focus International PLC	251,162	3,477,613

Tribal Group PLC	1,145,117	3,818,278

Tullett Prebon PLC	1,054,902	4,957,867

UBM PLC	371,000	4,225,613

Ultra Electronics Holdings PLC	92,522	2,761,123

		92,981,723

Total Common Stocks & Other Equity Interests (Cost $394,661,470)		521,579,413

Money Market Funds–14.67%

Liquid Assets Portfolio –Institutional Class (c)	44,992,456	44,992,456

Premier Portfolio –Institutional Class (c)	44,992,455	44,992,455

Total Money Market Funds (Cost $89,984,911)		89,984,911

TOTAL INVESTMENTS–99.69% (Cost $484,646,380)		$611,564,324

OTHER ASSETS LESS LIABILITIES–0.31%		1,929,846

NET ASSETS–100.00%		$613,494,170

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2014 was $24,380,651, which represented 3.97% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $30,004,461 and from Level 2 to Level 1 of $192,075,276, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Austria	$--	$5,372,532	$--	$5,372,532

Belgium	15,712,942	--	--	15,712,942

Finland	2,610,221	--	--	2,610,221

France	130,257,447	--	--	130,257,447

Germany	49,029,001	10,453,716	--	59,482,717

Greece	5,217,389	--	--	5,217,389

Ireland	51,645,039	--	--	51,645,039

Israel	8,799,352	--	--	8,799,352

Italy	29,964,290	--	--	29,964,290

Netherlands	1,626,434	--	--	1,626,434

Norway	45,487,253	--	--	45,487,253

Spain	20,075,112	--	--	20,075,112

Switzerland	38,404,122	4,556,738	--	42,960,860

Turkey	7,311,084	2,075,018	--	9,386,102

United Kingdom	69,917,235	23,064,488	--	92,981,723

United States	89,984,911	--	--	89,984,911

Total Investments	$566,041,832	$45,522,492	$--	$611,564,324

Invesco European Small Company Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 03/31/14	Dividend Income

Cenit AG	$5,245,462	$1,454,022	$-	$516,932	$-	$7,216,416	$-

Linedata Services	15,226,746	-	-	1,937,489	-	17,164,235	-

Total	$20,472,208	$1,454,022	$-	$2,454,421	-	$24,380,651	$-

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $23,754,229 and $25,180,421, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$133,760,187

Aggregate unrealized (depreciation) of investment securities	(7,524,492)

Net unrealized appreciation of investment securities	$126,235,695

Cost of investments for tax purposes is $485,328,629.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2014

invesco.com/us GCE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.36%

Australia–1.04%

Navitas Ltd.	577,531	$3,923,319
Woodside Petroleum Ltd.	249,069	9,013,097
		12,936,416

Canada–2.05%

CAE, Inc.	426,623	5,616,000
Hudson’s Bay Co. (a)	668,478	10,946,758
Toronto-Dominion Bank (The)	192,573	9,030,181
		25,592,939

Finland–1.43%

Sampo Oyj -Class A	342,593	17,798,609

France–9.13%

BNP Paribas S.A.	69,033	5,336,494
Bouygues S.A.	208,626	8,719,290
Casino Guichard-Perrachon S.A.	81,247	9,684,235
Danone S.A.	327,622	23,166,875
Edenred	245,967	7,717,175
Lafarge S.A.	49,739	3,898,653
LVMH Moet Hennessy Louis Vuitton S.A.	76,888	13,996,334
Publicis Groupe S.A.	59,494	5,380,677
Sanofi	344,652	36,014,840
		113,914,573

Germany–1.04%

MTU Aero Engines AG	43,230	4,017,489
Siemens AG	66,542	8,955,989
		12,973,478

Ireland–0.71%

CRH PLC	318,147	8,869,107

Israel–1.18%

Teva Pharmaceutical Industries Ltd. - ADR	279,435	14,765,345

Italy–1.23%

Fiat S.p.A. (b)	711,257	8,279,544
Prada S.p.A.	912,800	7,143,294
		15,422,838

Japan–3.88%

Asahi Group Holdings, Ltd.	549,800	15,422,506
ASICS Corp.	212,700	4,172,302
KDDI Corp.	158,200	9,205,683
Makita Corp.	69,100	3,815,136
Mitsubishi UFJ Financial Group, Inc.	1,848,931	10,142,133
Toyota Motor Corp.	100,400	5,666,832
		48,424,592

	Shares	Value

Netherlands–1.83%

Heineken N.V.	222,367	$15,494,766
Koninklijke Philips N.V.	207,695	7,306,359
		22,801,125

Spain–0.54%

Acciona S.A.	77,399	6,712,139

Sweden–2.66%

Sandvik AB	1,554,067	22,017,500
SKF AB -Class B (a)	438,211	11,232,036
		33,249,536

Switzerland–4.71%

ABB Ltd.	486,805	12,604,998
Novartis AG -ADR	66,997	5,696,085
Roche Holding AG	73,271	22,025,521
Swisscom AG	15,248	9,366,135
TE Connectivity Ltd.	151,009	9,092,252
		58,784,991

Taiwan–1.25%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,996,000	15,596,148

United Kingdom–13.29%

BG Group PLC	646,436	12,043,723
British American Tobacco PLC	169,291	9,425,393
British Sky Broadcasting Group PLC	952,174	14,512,668
Diageo PLC	561,142	17,410,324
Imperial Tobacco Group PLC	224,274	9,069,959
Kingfisher PLC	1,353,174	9,526,408
Liberty Global PLC -Series A (b)	213,091	8,864,585
Liberty Global PLC -Series C (b)	213,091	8,674,935
London Stock Exchange Group PLC	170,930	5,620,291
National Grid PLC	1,042,997	14,325,134
Rio Tinto PLC	429,649	23,962,074
Royal Dutch Shell PLC -Class B	241,062	9,406,436
Schroders PLC	129,079	5,599,195
Standard Chartered PLC	834,741	17,444,711
		165,885,836

United States–52.39%

ACE Ltd.	89,139	8,830,109
American Express Co.	346,860	31,227,806
Amphenol Corp. -Class A	97,924	8,974,735
Archer-Daniels-Midland Co.	211,961	9,196,988
Berkshire Hathaway Inc. -Class A (b)	179	33,535,659
Cameron International Corp. (b)	141,539	8,742,864
Chevron Corp.	223,069	26,525,135
Cisco Systems, Inc.	629,453	14,106,042
CMS Energy Corp.	302,971	8,870,991
Coach, Inc.	179,779	8,927,825
Concho Resources Inc. (b)	104,749	12,831,753
Dana Holding Corp.	427,909	9,957,442

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Dow Chemical Co. (The)	185,052	$8,991,677
Dr Pepper Snapple Group, Inc.	171,844	9,358,624
Eaton Corp. PLC	118,864	8,929,064
eBay Inc. (b)	315,639	17,435,898
EMC Corp.	753,534	20,654,367
EOG Resources, Inc.	48,846	9,582,120
Express Scripts Holding Co. (b)	152,845	11,477,131
First Republic Bank	343,825	18,563,112
Freeport-McMoRan Copper & Gold Inc.	256,111	8,469,591
GameStop Corp. -Class A (a)	329,425	13,539,367
Gilead Sciences, Inc. (b)	152,053	10,774,476
HCA Holdings, Inc. (b)	347,418	18,239,445
International Business Machines Corp.	157,975	30,408,608
Johnson Controls, Inc.	176,403	8,347,390
Joy Global Inc. (a)	250,626	14,536,308
Kroger Co. (The)	231,240	10,093,626
Las Vegas Sands Corp.	107,845	8,711,719
Linear Technology Corp.	187,949	9,151,237
Macy’s, Inc.	161,868	9,597,154
Marsh & McLennan Cos., Inc.	297,891	14,686,026
Microsoft Corp.	328,955	13,483,865
Moody’s Corp.	271,714	21,552,354
Mosaic Co. (The)	219,419	10,970,950
Noble Energy, Inc.	130,256	9,253,386
Northern Trust Corp.	376,894	24,709,171
Parker Hannifin Corp.	120,496	14,424,576
Pfizer Inc.	657,232	21,110,292
Philip Morris International Inc.	107,523	8,802,908
Progressive Corp. (The)	669,420	16,213,352
QUALCOMM, Inc.	226,632	17,872,200
ResMed Inc. (a)	310,461	13,874,502
Tenet Healthcare Corp. (b)	331,514	14,192,114
Waters Corp. (b)	76,847	8,330,983
Weatherford International Ltd. (b)	584,828	10,152,614
Yum! Brands, Inc.	76,570	5,772,612
		653,990,168
Total Common Stocks & Other Equity Interests (Cost $1,128,076,333)		1,227,717,840

Money Market Funds–0.59%

Liquid Assets Portfolio –Institutional Class (c)	3,704,515	3,704,515
Premier Portfolio –Institutional Class (c)	3,704,514	3,704,514
Total Money Market Funds (Cost $7,409,029)		7,409,029

	Shares	Value
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.95% (Cost $1,135,485,362)		$1,235,126,869

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.29%

Liquid Assets Portfolio - Institutional Class (Cost $41,044,588) (c)(d)	41,044,588	41,044,588
TOTAL INVESTMENTS–102.24% (Cost $1,176,529,950)		1,276,171,457
OTHER ASSETS LESS LIABILITIES–(2.24)%		(27,925,625)
NET ASSETS–100.00%		$1,248,245,832

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$ 39,998,753	$(39,998,753)	$ --

  *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $33,387,467 and from Level 2 to Level 1 of $18,772,572, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$9,013,097	$3,923,319	$--	$12,936,416
Canada	25,592,939	--	--	25,592,939
Finland	--	17,798,609	--	17,798,609
France	30,884,050	83,030,523	--	113,914,573
Germany	12,973,478	--	--	12,973,478
Ireland	--	8,869,107	--	8,869,107
Israel	14,765,345	--	--	14,765,345
Italy	15,422,838	--	--	15,422,838
Japan	5,666,832	42,757,760	--	48,424,592
Netherlands	--	22,801,125	--	22,801,125
Spain	--	6,712,139	--	6,712,139
Sweden	--	33,249,536	--	33,249,536
Switzerland	24,154,472	34,630,519	--	58,784,991
Taiwan	--	15,596,148	--	15,596,148
United Kingdom	73,844,714	92,041,122	--	165,885,836
United States	702,443,785	--	--	702,443,785
Total Investments	$914,761,550	$361,409,907	$--	$1,276,171,457

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $968,449,910 and $1,007,682,078, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$104,414,277
Aggregate unrealized (depreciation) of investment securities	(8,727,532)
Net unrealized appreciation of investment securities	$95,686,745
Cost of investments for tax purposes is $1,180,484,712.

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us ISC-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.39%

Belgium–0.63%

S.A. D’Ieteren N.V.	72,757	$3,410,828

Brazil–5.39%

Diagnosticos da America S.A.	566,200	3,817,920

Fleury S.A.	867,400	7,309,250

Totvs S.A.	465,700	7,220,505

Wilson Sons Ltd. -BDR	890,300	10,904,115

		29,251,790

Canada–20.26%

Brookfield Real Estate Services, Inc.	375,300	5,021,883

Calian Technologies Ltd.	367,000	6,175,880

Calvalley Petroleum Inc. -Class A (a)	2,828,621	4,222,586

Canyon Services Group, Inc.	270,010	3,344,284

Cequence Energy Ltd. (a)	2,575,000	5,963,992

Dorel Industries Inc. -Class B	134,355	4,496,328

Epsilon Energy Ltd. (a)	1,204,800	3,891,374

Glentel, Inc.	459,800	5,254,025

Hammond Power Solutions Inc.	249,800	1,839,656

Horizon North Logistics Inc.	786,000	5,944,956

Major Drilling Group International Inc.	643,284	4,981,916

Onex Corp.	181,599	10,084,635

Paramount Resources Ltd. -Class A (a)	308,455	13,308,802

Total Energy Services Inc.	742,790	12,970,096

TransGlobe Energy Corp.	1,171,422	8,934,305

Trilogy Energy Corp.	290,500	7,125,174

Wi-LAN Inc.	2,189,700	6,537,601

		110,097,493

China–0.68%

Franshion Properties China Ltd.	11,098,000	3,714,925

Egypt–0.86%

Eastern Tobacco	192,320	4,690,664

France–3.52%

Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	125,000	3,134,040

Metropole Television S.A.	373,600	8,126,661

Vicat S.A.	93,300	7,862,185

		19,122,886

Germany–5.39%

CTS Eventim AG	92,000	6,134,177

MorphoSys AG (a)	212,514	19,702,700

Takkt AG	157,000	3,460,531

		29,297,408

Hong Kong–2.20%

First Pacific Co. Ltd.	11,988,000	11,957,410

	Shares	Value

Ireland–3.19%

DCC PLC	318,895	$17,332,173

Italy–3.14%

Ansaldo STS S.p.A.	286,580	3,357,711

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	596,910	13,732,464

		17,090,175

Japan–4.73%

EXEDY Corp.	225,500	6,326,625

Nippon Ceramic Co., Ltd.	617,100	10,544,168

THK Co., Ltd.	395,000	8,846,845

		25,717,638

Malaysia–3.92%

IGB Corp. Berhad	25,677,171	21,315,709

Netherlands–0.78%

Aalberts Industries N.V.	121,823	4,257,200

New Zealand–1.15%

Freightways Ltd.	1,492,274	6,268,500

Norway–4.12%

Bonheur ASA	313,995	6,187,197

Prosafe S.E.	1,067,072	8,549,548

TGS Nopec Geophysical Co. ASA	233,066	7,639,913

		22,376,658

Philippines–4.14%

Energy Development Corp.	53,503,850	6,768,572

First Gen Corp.	36,577,841	15,311,844

Manila Water Co.	812,600	433,363

		22,513,779

Spain–0.48%

Duro Felguera, S.A.	377,000	2,581,195

Switzerland–5.90%

Aryzta AG	203,813	18,006,556

Kuoni Reisen Holding AG	15,400	6,916,063

Tecan Group AG	59,428	7,125,982

		32,048,601

Thailand–1.76%

Major Cineplex Group PCL	9,097,600	5,315,199

Siam Commercial Bank PCL (The)	875,500	4,265,824

		9,581,023

Turkey–1.18%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	3,313,373	3,376,059

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Turkey–(continued)

Yazicilar Holding A.S. -Class A	358,400	$3,031,469

		6,407,528

United Kingdom–15.16%

Amlin PLC	878,216	7,090,935

Catlin Group Ltd.	881,771	7,909,077

Chemring Group PLC	842,178	3,656,509

Clarkson PLC	142,000	5,795,454

Halma PLC	736,283	7,070,579

Homeserve PLC	883,342	4,648,521

IG Group Holdings PLC	985,373	10,308,657

Informa PLC	906,491	8,015,201

Lancashire Holdings Ltd.	640,465	7,303,637

Micro Focus International PLC	619,978	8,584,275

Tullett Prebon PLC	1,417,698	6,662,949

Ultra Electronics Holdings PLC	178,278	5,320,329

		82,366,123

United States–2.81%

Bauer Performance Sports Ltd. (a)	287,500	3,690,966

Mitel Networks Corp. (a)	1,094,760	11,558,717

		15,249,683

Total Common Stocks & Other Equity Interests (Cost $344,937,393)		496,649,389

Money Market Funds–8.16%

Liquid Assets Portfolio –Institutional Class (b)	22,186,038	22,186,038

Premier Portfolio –Institutional Class (b)	22,186,039	22,186,039

Total Money Market Funds (Cost $44,372,077)		44,372,077

TOTAL INVESTMENTS–99.55% (Cost $389,309,470)		541,021,466

OTHER ASSETS LESS LIABILITIES–0.45%		2,428,834

NET ASSETS–100.00%		$543,450,300

Investment Abbreviations:

BDR	—Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $16,320,231 and from Level 2 to Level 1 of $128,454,510, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Belgium	$3,410,828	$--	$--	$3,410,828

Brazil	29,251,790	--	--	29,251,790

Canada	110,097,493	--	--	110,097,493

China	--	3,714,925	--	3,714,925

Egypt	4,690,664	--	--	4,690,664

France	19,122,886	--	--	19,122,886

Germany	29,297,408	--	--	29,297,408

Hong Kong	--	11,957,410	--	11,957,410

Ireland	17,332,173	--	--	17,332,173

Italy	17,090,175	--	--	17,090,175

Japan	--	25,717,638	--	25,717,638

Malaysia	21,315,709	--	--	21,315,709

Netherlands	--	4,257,200	--	4,257,200

New Zealand	6,268,500	--	--	6,268,500

Norway	22,376,658	--	--	22,376,658

Philippines	15,745,207	6,768,572	--	22,513,779

Spain	2,581,195	--	--	2,581,195

Switzerland	32,048,601	--	--	32,048,601

Thailand	--	9,581,023	--	9,581,023

Turkey	3,031,469	3,376,059	--	6,407,528

United Kingdom	66,045,892	16,320,231	--	82,366,123

United States	59,621,760	--	--	59,621,760

Total Investments	$459,328,408	$81,693,058	$--	$541,021,466

Invesco International Small Company Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $39,725,462 and $73,679,920, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$168,516,256

Aggregate unrealized (depreciation) of investment securities	(18,890,029)

Net unrealized appreciation of investment securities	$149,626,227

Cost of investments for tax purposes is $391,395,239.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us SCE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.85%

Advertising–0.98%

Interpublic Group of Cos., Inc. (The)	791,812	$13,571,658

Aerospace & Defense–0.75%

Triumph Group, Inc.	161,980	10,460,668

Apparel Retail–0.25%

bebe stores, inc.	564,380	3,454,006

Apparel, Accessories & Luxury Goods–1.12%

Columbia Sportswear Co.	188,114	15,547,622

Application Software–4.79%

Actuate Corp. (b)	670,714	4,037,698

Bottomline Technologies (de), Inc. (b)	395,986	13,918,908

Cadence Design Systems, Inc. (b)	826,171	12,838,697

Informatica Corp. (b)	298,533	11,278,577

MicroStrategy Inc. -Class A (b)	69,608	8,032,067

SS&C Technologies Holdings, Inc. (b)	410,189	16,415,764

		66,521,711

Asset Management & Custody Banks–2.77%

Affiliated Managers Group, Inc. (b)	66,099	13,223,105

Artisan Partners Asset Management, Inc. -Class A	213,119	13,692,896

Janus Capital Group Inc.	1,055,742	11,475,915

		38,391,916

Auto Parts & Equipment–1.05%

TRW Automotive Holdings Corp. (b)	178,890	14,601,002

Automobile Manufacturers–1.10%

Thor Industries, Inc.	249,551	15,237,584

Automotive Retail–1.00%

Penske Automotive Group, Inc.	324,076	13,857,490

Biotechnology–0.96%

Cubist Pharmaceuticals, Inc. (b)	181,345	13,265,387

Broadcasting–0.68%

Nexstar Broadcasting Group, Inc. -Class A	251,250	9,426,900

Building Products–2.16%

Apogee Enterprises, Inc.	389,360	12,938,433

Trex Co., Inc. (b)	233,620	17,091,639

		30,030,072

Casinos & Gaming–1.02%

Bally Technologies Inc. (b)	213,430	14,144,006

	Shares	Value

Communications Equipment–1.69%

ARRIS Group Inc. (b)	481,325	$13,563,738

JDS Uniphase Corp. (b)	703,934	9,855,076

		23,418,814

Construction & Engineering–1.03%

Primoris Services Corp.	475,011	14,240,830

Construction Materials–1.10%

Eagle Materials Inc.	172,665	15,308,479

Data Processing & Outsourced Services–1.96%

Jack Henry & Associates, Inc.	252,233	14,064,512

MAXIMUS, Inc.	292,535	13,123,120

		27,187,632

Diversified Chemicals–0.98%

FMC Corp.	177,532	13,591,850

Diversified REIT’s–0.77%

Lexington Realty Trust	976,200	10,650,342

Electrical Components & Equipment–1.30%

EnerSys	260,402	18,043,255

Electronic Components–1.12%

Belden Inc.	223,050	15,524,280

Electronic Equipment & Instruments–1.68%

Coherent, Inc. (b)	183,440	11,987,804

FEI Co.	109,329	11,263,074

		23,250,878

Electronic Manufacturing Services–1.06%

Sanmina Corp. (b)	843,380	14,716,981

Environmental & Facilities Services–1.96%

Team, Inc. (b)	309,942	13,284,114

Waste Connections, Inc.	317,553	13,927,875

		27,211,989

Food Distributors–0.83%

United Natural Foods, Inc. (b)	162,028	11,491,026

Gas Utilities–0.96%

UGI Corp.	292,832	13,356,067

Health Care Equipment–1.87%

Globus Medical, Inc. -Class A (b)	472,074	12,552,448

Wright Medical Group, Inc. (b)	431,120	13,394,898

		25,947,346

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Health Care Facilities–2.33%

Community Health Systems Inc. (b)	304,259	$11,917,825

Kindred Healthcare, Inc.	311,265	7,289,827

LifePoint Hospitals, Inc. (b)	241,284	13,162,042

		32,369,694

Health Care Services–0.98%

IPC The Hospitalist Co. (b)	106,707	5,237,179

Premier Inc. -Class A (b)	255,701	8,425,348

		13,662,527

Health Care Supplies–1.48%

Haemonetics Corp. (b)	245,398	7,997,521

West Pharmaceutical Services, Inc.	283,110	12,470,995

		20,468,516

Home Furnishings–0.93%

La-Z-Boy Inc.	477,496	12,940,142

Homebuilding–0.71%

Beazer Homes USA, Inc. (b)	491,591	9,871,147

Homefurnishing Retail–0.64%

Pier 1 Imports, Inc.	473,529	8,940,228

Hotel and Resort REIT’s–0.98%

LaSalle Hotel Properties	436,496	13,666,690

Industrial Machinery–1.91%

TriMas Corp. (b)	374,192	12,423,174

Watts Water Technologies, Inc. -Class A	239,771	14,072,160

		26,495,334

Internet Software & Services–1.82%

Conversant, Inc. (b)	593,559	16,708,686

SciQuest, Inc. (b)	318,805	8,612,517

		25,321,203

Investment Banking & Brokerage–2.20%

E*TRADE Financial Corp. (b)	705,373	16,237,686

Evercore Partners Inc. -Class A	259,266	14,324,447

		30,562,133

IT Consulting & Other Services–0.99%

CACI International Inc. -Class A (b)	186,400	13,756,320

Life & Health Insurance–1.00%

StanCorp Financial Group, Inc.	207,486	13,860,065

Life Sciences Tools & Services–2.07%

Charles River Laboratories International, Inc. (b)	223,572	13,490,335

ICON PLC (Ireland)(b)	320,028	15,217,331

		28,707,666

	Shares	Value

Multi-Line Insurance–0.99%

American Financial Group, Inc.	237,945	$13,731,806

Office REIT’s–0.82%

Douglas Emmett, Inc.	419,500	11,385,230

Office Services & Supplies–1.06%

Interface, Inc.	717,511	14,744,851

Oil & Gas Drilling–0.63%

Precision Drilling Corp. (Canada)	735,524	8,804,222

Oil & Gas Equipment & Services–1.63%

Dresser-Rand Group, Inc. (b)	165,670	9,676,785

Helix Energy Solutions Group Inc. (b)	506,268	11,634,038

Oil States International, Inc. (b)	13,733	1,354,074

		22,664,897

Oil & Gas Exploration & Production–2.77%

Energen Corp.	166,223	13,432,481

Rosetta Resources, Inc. (b)	204,467	9,524,073

Ultra Petroleum Corp. (b)(c)	573,705	15,426,927

		38,383,481

Oil & Gas Storage & Transportation–2.04%

Scorpio Tankers Inc.	1,432,821	14,285,225

Targa Resources Corp.	140,714	13,967,272

		28,252,497

Packaged Foods & Meats–0.71%

TreeHouse Foods, Inc. (b)	137,743	9,916,119

Paper Packaging–1.31%

Graphic Packaging Holding Co. (b)	1,793,983	18,226,867

Pharmaceuticals–1.63%

Endo International PLC (b)(c)	190,033	13,045,765

Medicines Co. (The) (b)	338,278	9,613,861

		22,659,626

Real Estate Services–1.07%

Jones Lang LaSalle Inc.	125,552	14,877,912

Regional Banks–10.20%

BancorpSouth, Inc.	562,941	14,051,007

Boston Private Financial Holdings, Inc.	680,656	9,209,276

CVB Financial Corp.	852,365	13,552,603

East West Bancorp, Inc.	396,996	14,490,354

Glacier Bancorp, Inc.	516,536	15,015,701

IBERIABANK Corp.	202,036	14,172,825

PacWest Bancorp	346,267	14,892,944

Texas Capital Bancshares, Inc. (b)	240,519	15,619,304

Webster Financial Corp.	63,478	1,971,627

Western Alliance Bancorp (b)	581,923	14,315,306

Wintrust Financial Corp.	292,401	14,228,233

		141,519,180

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Restaurants–3.94%

Cracker Barrel Old Country Store, Inc.	118,006	$11,474,903

DineEquity, Inc.	138,230	10,791,616

Papa John’s International, Inc.	341,342	17,787,332

Red Robin Gourmet Burgers Inc. (b)	203,116	14,559,355

		54,613,206

Semiconductor Equipment–0.80%

Veeco Instruments Inc. (b)(c)	264,981	11,110,653

Semiconductors–2.62%

Fairchild Semiconductor International, Inc. (b)	695,349	9,588,863

Hittite Microwave Corp.	191,623	12,079,914

Power Integrations, Inc.	223,913	14,728,997

		36,397,774

Specialty Chemicals–1.12%

Minerals Technologies Inc.	240,404	15,520,482

Specialty Stores–0.76%

GNC Holdings, Inc. -Class A	240,326	10,579,150

Steel–1.03%

Haynes International, Inc.	263,684	14,238,936

Technology Distributors–0.11%

Tech Data Corp. (b)	25,336	1,544,483

Technology Hardware, Storage & Peripherals–1.75%

Cray, Inc. (b)	651,306	24,306,740

Trading Companies & Distributors–1.53%

Beacon Roofing Supply, Inc. (b)	291,559	11,271,671

MRC Global Inc. (b)	368,516	9,935,191

		21,206,862

Trucking–4.35%

Celadon Group, Inc.	612,804	14,731,808

Heartland Express, Inc.	627,349	14,234,549

Landstar System, Inc.	228,795	13,549,240

Old Dominion Freight Line, Inc. (b)	314,988	17,872,419

		60,388,016

Total Common Stocks & Other Equity Interests (Cost $975,482,639)		1,358,144,446

Money Market Funds–1.63%

Liquid Assets Portfolio –Institutional Class (d)	11,274,986	11,274,986

Premier Portfolio –Institutional Class (d)	11,274,986	11,274,986

Total Money Market Funds (Cost $22,549,972)		22,549,972

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.48% (Cost $998,032,611)		1,380,694,418

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.72%

Liquid Assets Portfolio - Institutional Class (Cost $10,028,490)(d)(e)	10,028,490	$10,028,490

TOTAL INVESTMENTS–100.20% (Cost $1,008,061,101)		1,390,722,908

OTHER ASSETS LESS LIABILITIES–(0.20)%		(2,798,231)

NET ASSETS–100.00%		$1,387,924,677

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$10,087,181	$(10,028,490)	$58,691

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

Invesco Small Cap Equity Fund

E.	Foreign Currency Translations – (continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $181,181,076 and $171,942,551, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$395,487,634

Aggregate unrealized (depreciation) of investment securities	(13,414,726)

Net unrealized appreciation of investment securities	$382,072,908

Cost of investments for tax purposes is $1,008,650,000.

Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date:	May 30, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.